INCOME TAXES (Narrative) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Income Tax Disclosure [Line Items]
Net change in valuation allowance	$ 4,604,054
Allowable capital losses	132,394	$ 132,986
Gross unrecognized tax benefits	68,530
Unrecognized tax benefits which may be recognized	47,015
Unrecognized tax benefits, interest	20,369
Unrecognized tax benefits, penalties	$ 1,012
Description of corporate minimum tax on large corporations	For taxable years beginning after December 31, 2022, the Act creates a 15% corporate minimum tax on large corporations with more than $1 billion in financial statement net income, and a 1% excise tax on stock buybacks.
Canadian [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	$ 18,540,482
Operating loss carryforwards period	NOLs will begin to expire in 2026
Allowable capital losses	$ 490,348
Federal and state [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	$ 2,168,593
Operating loss carryforwards period	NOLs will begin to expire in 2035